As filed with the Securities and Exchange Commission on August 26, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

DoubleLine Selective Credit Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.2%
500,000	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%		07/15/2021	500,450

Total Asset Backed Obligations (Cost $500,000)					500,450

Collateralized Loan Obligations - 0.8%
250,000	Babson Ltd., Series 2014-3A-E2	6.78%	# ^	01/15/2026	253,751
750,000	Babson Ltd., Series 2015-IA-E	5.58%	# ^	04/20/2027	707,635
250,000	ING Ltd., Series 2013-1A-D	5.25%	# ^	04/15/2024	236,397
250,000	Marea Ltd., Series 2012-1A-E	6.38%	# ^	10/15/2023	250,317
250,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.88%	# ^	11/14/2026	253,510
250,000	Octagon Investment Partners Ltd., Series 2014-1A-E2	7.03%	# ^	11/22/2025	251,382
250,000	Octagon Investment Partners Ltd., Series 2014-1A-F	6.58%	# ^	11/22/2025	223,477

Total Collateralized Loan Obligations (Cost $2,150,591)					2,176,469

Non-Agency Commercial Mortgage Backed Obligations - 4.7%
500,000	BAMLL Commercial Mortgage Securities Trust, Series 2011-07C1-A3B	5.38%	^	12/15/2016	517,492
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	502,809
500,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	519,257
500,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH-B	2.04%	# ^	12/15/2027	500,354
400,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.90%	#	12/10/2049	424,129
500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	# ^	12/10/2049	528,475
500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	# ^	02/10/2048	434,894
250,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	252,725
250,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.88%	#	08/10/2047	253,918
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.54%	# ^	06/11/2027	499,145
250,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.69%	# ^	06/11/2027	250,465
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-3BP-B	3.35%	# ^	02/10/2035	486,816
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.27%	# ^	03/10/2048	427,429
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	# ^	02/10/2048	439,410
494,831	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.27%	# ^	11/12/2043	521,439
500,000	CSAIL Commercial Mortage Trust, Series 2015-C1-D	3.95%	# ^	04/15/2050	430,663
150,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.71%	#	04/10/2038	152,431
500,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	508,186
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	517,128
250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.28%	#	02/12/2051	261,688
500,000	JPMBB Commerical Mortgage Securities Trust, Series 2015-C27-D	3.98%	# ^	02/15/2048	418,434
500,000	LMREC, Inc., Series 2015-CRE1-A	1.94%	# ^	02/22/2032	499,350
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	253,410
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	333,776
740,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	766,749
500,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AJ	5.44%		03/15/2044	505,416
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	# ^	08/11/2029	506,036
500,000	Morgan Stanley Re-Remic Trust, Series 2010-GG10-A4B	5.99%	# ^	08/15/2045	532,519
500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-D	3.59%	^	02/15/2048	410,613

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $12,831,481)					12,655,156

Non-Agency Residential Collateralized Mortgage Obligations - 92.8%
7,045,581	Banc of America Funding Trust, Series 2006-2-2A11	5.50%		03/25/2036	7,175,868
4,814,888	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	4,341,584
8,345,790	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	7,292,434
726,374	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	638,125
3,082,350	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	2,870,981
3,789,409	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	4.91%	# ^	04/25/2036	2,804,030
7,603,672	Citimortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	6,713,731
5,181,790	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	4,575,308
8,657,879	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	7,958,487
1,724,229	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,840,280
2,747,720	Countrywide Alternative Loan Trust, Series 2005-22T1-A5	5.50%		06/25/2035	2,403,480
2,663,805	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	2,517,905
4,360,588	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	4,223,960
669,603	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	656,034
3,148,962	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	2,772,403
7,336,369	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	6,693,410
2,800,534	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	2,511,318
7,425,310	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	6,435,606
5,179,570	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	3,870,693
2,380,457	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	2,028,030
3,417,179	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	3,076,725
9,410,223	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	8,472,682
2,613,429	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	2,399,185
1,907,717	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	1,629,511
1,935,079	Countrywide Alternative Loan Trust, Series 2007-J2-2A1	6.00%		07/25/2037	1,985,686
300,163	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	278,315
1,896,528	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	1,789,371
4,085,099	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	3,882,690
5,298,902	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	4,887,071
1,381,579	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	1,244,243
968,551	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	845,779
4,342,241	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	4,197,340

1,705,935	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	1,328,922
1,908,726	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	1,608,758
2,653,864	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	2,338,130
6,682,969	Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50%	^	12/26/2035	5,074,987
3,193,705	Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75%	^	02/27/2037	2,846,599
2,353,056	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	2,074,033
869,361	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	732,267
7,564,450	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	2.63%	# ^	09/26/2036	6,700,985
5,870,226	First Horizon Alternative Mortgage Securities, Series 2005-FA4-1A6	5.50%		06/25/2035	5,492,735
2,159,238	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A3	5.50%		11/25/2035	1,959,990
5,265,342	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A8	6.00%		06/25/2037	4,298,630
5,489,137	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	4,422,070
648,730	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	626,490
4,112,529	First Horizon Asset Securities, Inc., Series 2007-3-A4	6.00%		06/25/2037	3,615,427
1,092,857	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	912,459
4,206,018	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%	#	01/25/2037	3,981,577
6,837,394	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	6,566,148
4,220,910	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	3,383,554
2,597,253	Impac Secured Assets Trust, Series 2006-5-1A1B	0.39%	#	02/25/2037	2,007,580
7,417,428	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#	12/25/2036	6,261,593
6,592,704	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00%	^	11/25/2036	5,645,027
830,892	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	747,697
5,119,780	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	4,284,862
4,931,093	JP Morgan Resecuritization Trust, Series 2009-13-1A2	5.50%	# ^	01/26/2036	4,093,407
2,073,445	Lavender Trust, Series 2010-RR11-A4	6.25%	^	10/26/2036	1,683,280
926,292	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%		09/25/2034	929,506
1,136,501	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	900,875
2,511,975	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	2,136,834
2,231,296	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	2,097,068
5,237,600	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	3,372,302
2,315,811	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00%	#	03/25/2047	1,870,754
918,694	PR Mortgage Loan Trust, Series 2014-1-APT	5.93%	# ^	10/25/2049	950,848
2,543,557	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	2,344,109
894,685	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	672,758
3,139,268	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	2,586,908
2,326,799	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	1,950,258
1,443,723	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	1,137,374
4,477,873	Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI5	5.98%	#	07/25/2034	4,319,806
4,500,000	Residential Asset Securities Corporation, Series 2007-KS3-AI3	0.44%	#	04/25/2037	4,111,088
2,732,850	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	2,502,711
241,626	Residential Funding Mortgage Securities Trust, Series 2005-S9-A11	6.25%		12/25/2035	236,439
3,055,050	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	3.75%	#	08/25/2036	2,687,790
350,000	Springleaf Mortgage Loan Trust, Series 2013-1A-B2	6.00%	# ^	06/25/2058	369,027
350,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	# ^	12/25/2065	358,618
5,416,734	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	2.55%	#	10/25/2037	4,650,830
3,377,020	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	3,124,450
5,442,038	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	4,661,693
598,354	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	566,277
2,647,699	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	2,420,942
1,580,556	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A2	6.25%		09/25/2037	1,606,181

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $252,225,882)					250,264,918

Short Term Investments - 1.8%
1,588,561	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	¿		1,588,561
1,588,560	Fidelity Institutional Government Portfolio	0.01%	¿		1,588,560
1,588,560	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	¿		1,588,560

Total Short Term Investments (Cost $4,765,681)					4,765,681

Total Investments - 100.3% (Cost $272,473,635)					270,362,674
Liabilities in Excess of Other Assets - (0.3)%					(714,237)

NET ASSETS - 100.0%					$269,648,437

#	Variable rate security. Rate disclosed as of June 30, 2015.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2015, the value of these securities amounted to $42,444,941 or 15.7% of net assets.

¿	Seven-day yield as of June 30, 2015

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments					$272,473,635

Gross Tax Unrealized Appreciation					1,110,987
Gross Tax Unrealized Depreciation					(3,221,948)

Net Tax Unrealized Appreciation (Depreciation)					$(2,110,961)

+

Becausetax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	92.8%
Non-Agency Commercial Mortgage Backed Obligations	4.7%
Short Term Investments	1.8%
Collateralized Loan Obligations	0.8%
Asset Backed Obligations	0.2%
Other Assets and Liabilities	(0.3)%

100.0%

Summary of Fair Value Disclosure

June 30, 2015 (Unaudited)

Security Valuation. The Fund has adopted accounting principles generally accepted in the United States of America (“US GAAP”) fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of March 31, 2015, the Fund did not hold any investments in private investment funds.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 20151:

Category

Investments in Securities
Level 1
Money Market Funds	$4,765,681

Total Level 1	4,765,681
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	244,614,289
Non-Agency Commercial Mortgage Backed Obligations	12,655,156
Collateralized Loan Obligations	2,176,469
Asset Backed Obligations	500,450

Total Level 2	259,946,364
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	5,650,629

Total Level 3	5,650,629

Total	$270,362,674

See the Schedule of Investments for further disaggregation of investment categories.

[1]	There were no transfers into and out of Levels 1, 2 and 3 during the period ended June 30, 2015.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Selective Credit Fund	Balance as of 3/31/2015	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)[4]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3 [3]	Transfers Out of Level 3 [3]	Balance as of 6/30/2015	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2015[4]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$5,710,022	$10,273	$(78,790)	$61,577	$-	$(52,453)	$-	$-	$5,650,629	$(78,790)
Total	$5,710,022	$10,273	$(78,790)	$61,577	$-	$(52,453)	$-	$-	$5,650,629	$(78,790)

[1]	Purchases include all purchases of securities and payups.
[2]	Sales include all sales of securities, maturities, and paydowns.
[3]	Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
[4]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2015 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Selective Credit Fund	Fair Value as of 6/30/2015 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$5,650,629	Market Comparables	Market Quotes	$69.13 - $89.13	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Funds Trust

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	8/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	8/26/15

By (Signature and Title)	/s/ Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date	8/26/15